OTHER LONG TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Deferred tax assets	$ 396	$ 608
Government authorities	1,917	1,208
Other	644	500
Other Assets, Noncurrent	$ 2,957	$ 2,316